Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Massachusetts (99.2%)
	Acton & Boxborough Regional School District GO	2.125%	3/1/43	150	103
	Andover MA GO	4.000%	11/15/31	535	568
	Andover MA GO	4.000%	11/15/32	545	574
	Andover MA GO	4.000%	11/15/33	560	584
	Andover MA GO	4.000%	11/15/34	455	471
	Arlington MA GO	3.000%	9/1/34	2,155	2,043
	Ashland KY GO	3.000%	8/1/47	3,180	2,662
	Ashland KY GO	3.000%	8/1/52	2,890	2,348
	Ashland MA GO	2.250%	5/15/51	1,930	1,239
	Attleboro MA GO	2.625%	10/15/50	3,335	2,348
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	463
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	494
[1,2]	Billerica MA GO TOB VRDO	1.220%	9/1/22	2,690	2,690
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	92
	Boston MA GO	5.000%	5/1/27	10	11
	Boston MA GO	5.000%	11/1/30	10,430	12,290
	Boston MA GO	5.000%	5/1/36	5,725	6,315
	Boston MA GO	5.000%	11/1/39	14,995	17,411
	Boston MA GO	5.000%	11/1/41	1,600	1,847
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,210
	Bourne MA GO	4.000%	11/15/30	530	560
	Bourne MA GO	4.000%	11/15/32	665	694
	Braintree MA GO	3.000%	6/1/33	1,865	1,817
	Braintree MA GO	3.000%	6/1/34	1,910	1,805
	Braintree MA GO	3.000%	6/1/36	1,790	1,616
	Braintree MA GO	3.000%	6/1/37	395	347
	Braintree MA GO	3.375%	6/1/37	120	111
	Braintree MA GO	4.000%	6/1/42	625	625
	Bristol County MA GO	5.250%	6/1/45	4,405	4,987
	Bristol County MA GO	4.000%	6/1/51	4,000	3,814
	Brockton MA GO	4.000%	8/1/47	2,655	2,584
	Brockton MA GO	4.000%	8/1/52	12,290	11,683
	Burlington MA GO	2.750%	1/15/41	600	486
	Burlington MA GO	2.750%	1/15/42	620	495
	Burlington MA GO	2.750%	1/15/43	635	502
	Burlington MA GO	2.750%	1/15/44	655	512
	Burlington MA GO	2.750%	1/15/46	1,360	1,039
	Burlington MA GO	2.750%	1/15/50	2,565	1,901
	Canton MA GO	2.500%	3/15/38	150	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	510
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,146
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,107
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,155
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	933
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,173
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,010
	Chicopee MA GO	3.000%	8/15/35	380	350
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	606
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,166
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,527
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	620
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,750	9,218
	Commonwealth of Massachusetts GO	5.000%	7/1/31	2,500	2,711
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,089
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	8,164
	Commonwealth of Massachusetts GO	5.000%	7/1/33	1,775	1,915
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	17,026
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,045	14,133
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	2,783
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,374
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	2,666
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,640
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,160	1,063
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	163
	Commonwealth of Massachusetts GO	3.000%	9/1/36	10,000	9,096
	Commonwealth of Massachusetts GO	4.000%	11/1/36	2,235	2,310
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,317
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,302
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	5,367
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,392
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	11,927
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	669
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	5,681
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,505	3,053
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,208
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	4,962
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	221
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,440
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,145	1,238
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	210
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,846
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,254
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,241
	Commonwealth of Massachusetts GO	3.000%	11/1/42	300	253
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,005
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	3,934
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	563
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,136
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	5,362
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,717
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	11,597
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,225
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	3/1/47	12,180	9,722
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,995
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	6,066
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	4,848
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,555	4,406
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,129
	Commonwealth of Massachusetts GO	3.000%	7/1/48	915	726
	Commonwealth of Massachusetts GO	5.000%	7/1/48	15,805	17,198
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,245
	Commonwealth of Massachusetts GO	5.000%	1/1/49	14,355	15,397
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	991
	Commonwealth of Massachusetts GO	3.000%	4/1/49	12,055	9,501
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,859
	Commonwealth of Massachusetts GO	2.000%	4/1/50	13,780	8,441
	Commonwealth of Massachusetts GO	5.000%	11/1/50	3,595	3,918
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,762
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	10,969
[1,2]	Commonwealth of Massachusetts Miscellaneous Revenue TOB VRDO	1.700%	9/1/22	2,125	2,125
[4]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	27,115	32,005
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	344
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	3,925
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,294
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	198
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	9,584
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,968
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	8,481
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,559
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	14,000	14,915
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	10,795
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,070
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	464
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,780	2,947
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,100	6,509
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	28,605
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,060	14,560
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,000	3,188
	Dedham MA GO	3.000%	6/1/32	890	883
	Dedham MA GO	3.000%	6/1/33	890	874
	Dedham MA GO	3.000%	6/1/34	890	846
	Dedham MA GO	3.000%	6/1/35	880	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dedham MA GO	3.000%	6/1/36	880	800
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,420
	Douglas MA GO	4.000%	2/15/30	1,170	1,217
	Douglas MA GO	4.000%	2/15/31	815	845
	Easthampton MA GO	4.000%	6/1/30	2,130	2,253
	Easthampton MA GO	3.000%	6/1/37	1,190	1,063
	Easthampton MA GO	3.000%	6/1/38	1,895	1,677
	Easthampton MA GO	3.000%	6/1/39	70	61
[5]	Easton MA GO	5.000%	6/1/37	245	277
	Easton MA GO	2.000%	10/15/37	265	197
[5]	Easton MA GO	5.000%	6/1/38	830	933
	Easton MA GO	2.125%	10/15/38	1,155	856
[5]	Easton MA GO	5.000%	6/1/39	1,015	1,138
	Easton MA GO	2.250%	10/15/40	810	594
[5]	Easton MA GO	4.000%	6/1/41	1,090	1,068
	Easton MA GO	2.250%	10/15/41	615	441
	Fall River MA GO	3.000%	12/1/36	2,265	2,017
	Fall River MA GO	3.000%	12/1/37	2,335	2,059
	Fall River MA GO	2.000%	12/1/40	155	108
	Framingham MA GO	2.000%	12/15/39	1,215	858
	Framingham MA GO	2.000%	12/15/40	1,235	858
	Framingham MA GO	2.000%	12/15/41	1,245	851
[5]	Gardner MA GO	2.000%	8/1/39	1,230	872
	Gardner MA GO	4.000%	1/15/45	1,650	1,593
[5]	Gardner MA GO	2.125%	8/1/46	1,160	749
	Gardner MA GO	4.125%	1/15/48	2,930	2,846
	Gloucester MA GO	2.000%	9/15/40	855	598
	Gloucester MA GO	2.125%	9/15/42	885	612
	Gloucester MA GO	2.125%	9/15/43	655	446
	Harvard MA GO	3.000%	8/15/33	1,265	1,242
	Harvard MA GO	3.000%	8/15/35	1,260	1,169
	Lawrence MA GO	5.000%	6/1/28	835	943
	Lawrence MA GO	5.000%	6/1/29	880	1,008
	Lawrence MA GO	5.000%	6/1/30	920	1,067
	Lawrence MA GO	5.000%	2/1/31	260	304
	Lawrence MA GO	5.000%	6/1/31	970	1,136
	Lawrence MA GO	5.000%	6/1/32	1,020	1,188
	Lawrence MA GO	5.000%	6/1/33	1,070	1,234
	Lawrence MA GO	4.000%	2/1/35	2,390	2,485
	Lawrence MA GO	3.000%	2/1/49	3,790	2,978
	Lawrence MA GO	4.000%	6/1/49	1,800	1,737
	Lawrence MA GO	4.125%	6/1/51	2,165	2,106
	Lawrence MA GO	4.125%	6/1/52	2,175	2,114
	Leominster MA GO	4.000%	3/1/34	400	417
	Leominster MA GO	4.000%	3/1/36	675	688
	Leominster MA GO	3.000%	3/1/42	125	104
	Leominster MA GO	3.000%	3/1/52	4,000	3,100
	Lexington MA GO	3.625%	2/1/49	450	420
	Lincoln MA GO	3.125%	3/1/37	1,880	1,735
	Lincoln MA GO	3.250%	3/1/40	1,150	1,067
	Littleton MA GO	3.250%	6/15/38	205	190
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,597
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,384
	Lowell MA GO	4.000%	9/1/30	1,935	2,059
	Lowell MA GO	3.000%	9/1/33	2,170	2,110
	Lowell MA GO	5.000%	8/1/34	1,455	1,666
	Lowell MA GO	3.000%	9/1/34	2,215	2,087
	Lowell MA GO	5.000%	8/1/35	1,150	1,313

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lowell MA GO	2.125%	9/1/42	1,040	719
Lowell MA GO	2.125%	9/1/43	895	609
Ludlow MA GO	4.000%	2/1/29	825	870
Ludlow MA GO	4.000%	2/1/30	855	898
Ludlow MA GO	4.000%	2/1/31	685	717
Ludlow MA GO	3.000%	2/1/49	250	197
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	1,570	1,718
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	645	754
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,826
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	3,614
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,308
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	119
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,240	1,493
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	210	253
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,386
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	895	1,021
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	129
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	391
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,133
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,606
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	5,741
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,788
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,394
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,243
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,810
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,650	2,851
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	8,239
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,171
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	5,369
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,097
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	18,757
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	16,155	15,583
Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	10,000	11,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	1.520%	9/7/22	8,500	8,500
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,500	2,555
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,030	2,075
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/31	230	268
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,615	5,134
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,420
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,021
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,869
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,713
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,050
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,276
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	916
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	686
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,014
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	26
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	610	623
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	669
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,686
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	275
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,269
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	374
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	1,140	1,143
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	585
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	188
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/26	700	742
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	108
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,315
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	836
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,673
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,951
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	277
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,928
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,719
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,024
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,458
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,597
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,136
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	330
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,907
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	43
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	390	444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	2,040	2,253
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	3,733
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,129
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	746
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	780

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	500	577
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	172
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	784
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,169
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	230	264
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	528
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	353
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	426
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	467
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,328
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	661
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,120	1,293
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,593
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	967
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	319
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,293
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,371
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	133
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	541
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	1,000	1,162
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	322
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	115
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,695
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,197
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	809
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,423
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,032
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	729
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	997
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,542
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	530
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,395	1,609
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	351
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,047
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	2,300	2,229
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	985
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,260
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	496
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,620	1,860
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	350
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,469
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	601
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	750	849
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	659
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,000	974
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,797
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,188
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	583
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	511
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,460	6,437
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	372
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,507
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,912
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,330	2,631
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,175
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,275
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	746
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,671
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,986
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	394
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	948
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	356
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,936
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	684
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,841
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,835
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	290
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	692
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,123
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	388
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,789
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,235	3,283
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	150
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,103
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	937
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	150	157
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	12,345	14,517
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,173
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	418
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	5,030
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	7,870
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,000	932
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	883
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	307
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,916
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	7,449
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	2,980
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	13,905	14,136
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,802
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,175	2,207
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	1,945	1,797
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	530	538
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	85
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,070
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,050	4,134
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	9,547
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,500	8,656
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	10,115
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	5,050	4,453
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,500	2,886
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	9,240	10,880
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	863
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,545
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	7,600	8,808
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,550	1,325
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	1,130	1,297
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	7,170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,331
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	3,673
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	11,710	10,451
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.730%	9/1/22	11,630	11,630
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.980%	9/1/22	6,200	6,200
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	83
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	291
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	1,962
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	718
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	747
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,614
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	234
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	481
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,260	1,266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	2,685
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,296
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,387
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,766
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	583
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,672
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,195
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,165	1,281
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	643
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	6,516
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	445	474
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	950	1,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	3,900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,647
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,496
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,667
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	308
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	842
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	283
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	682
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,045
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,274
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,723
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	466
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	513
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	1,719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	324
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	528
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	654
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	327
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	217
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,358
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	4,925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,470	6,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	310	324
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	216
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	476
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,014
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	4,844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,305	1,353
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,845
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	376
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,403
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	6,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,054
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,687
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	8,245	9,484
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	800	847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,514
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	414
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	443
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	12,810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	1,901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	8,204
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,237
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	5,902
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,430	3,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	13,811
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	3,035	3,086
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,350
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,125	2,207
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	7,954
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,445	3,479
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,455	5,149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	1,861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	5,496
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,116
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	1,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	7,596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,758
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	18,760	20,400
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,225	7,564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	447
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	11,730	12,141
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,200	7,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,160	1,310
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.630%	9/1/22	27,100	27,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.650%	9/1/22	5,425	5,425
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/23	2,215	2,281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	10
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	5,130	5,307
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	496
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	308
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	328
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	300
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	735
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	886
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	734
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,211
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,208
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,246
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,504
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	877
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,172
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,215	3,068
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	439
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,000	907
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,437
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	6,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/22	90	90
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	138
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	194
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	212
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	233
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	565
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	259
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	269
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	285	301
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,164
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,558
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,107
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,563
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,031
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	271
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	480	463
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,740
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,836
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,066
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	230
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	7,500	7,425
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	691
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,395
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	528
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,769
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,101
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,114
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	3,310	3,248
[1,2]	Massachusetts GO TOB VRDO	1.670%	9/1/22	10,600	10,600
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	2,250	2,255
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,558
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.800%	9/1/22	500	500
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.960%	9/1/22	400	400
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.950%	9/1/22	200	200
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.980%	9/1/22	5,000	5,000
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	9/7/22	31,200	31,200
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	9/7/22	35,900	35,900
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.990%	9/1/22	89,005	89,005
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	801
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	175	139
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	274
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/37	880	827
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	589
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	440
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	1,983
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	6,065
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	215	215
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	467
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	970
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	85	85
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	804
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	240	241
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	180	181
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,810	2,831
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,660	1,692
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,915	2,291
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	817
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,750	1,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	100	68
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,265	2,217
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,906
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,073
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,425
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	4,035
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,102
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	971
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,471
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	848
[1,2]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.090%	9/1/22	8,745	8,745
[1,2]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.090%	9/1/22	8,745	8,745
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.670%	9/1/22	5,000	5,000
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	750
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	666
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	611
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,067
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	753
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	594
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	979
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	967
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	4,500	4,163
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	3,840	3,510
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	109
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,132
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	566
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,135
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,082
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	959
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	675
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	786
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	752
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,205
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	558
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	686
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	556
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	6,960	7,622
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,778
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,654
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,152
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,230	1,314
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	8,584
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,043
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	7,755
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,699
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	3,967
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,155	7,682
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,286
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/45	2,650	2,584
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	133
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,418
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	19,660	21,361
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,552
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	9,516
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	1,460	1,609
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	750	778
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	180	194
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	778
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	3,608
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	698
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/34	500	578
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/35	1,060	1,215
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,045
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	591
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	786
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,029
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	645
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	254
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,004
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	4,195
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,414
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	595
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	871
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,470
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	538
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	876
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,353
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	2,306
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	280	315
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	885
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	305	342
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,370
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	10,805	13,080
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	9,739
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,869
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,264
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,444
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,558
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,533
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,693
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	901
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	423
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	244
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,487
Massachusetts Water Resources Authority Water Revenue VRDO	1.500%	9/7/22	4,800	4,800
Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	1,000	1,097
Medford MA GO	3.000%	7/15/30	755	761
Medford MA GO	3.000%	7/15/31	780	778
Medford MA GO	3.000%	7/15/32	810	797
Medford MA GO	3.000%	7/15/33	830	796
Medford MA GO	3.000%	7/15/34	860	806
Medford MA GO	3.000%	7/15/35	885	811
Medford MA GO	3.000%	7/15/36	910	821
Medway MA GO	4.000%	8/1/52	2,800	2,694
Middleborough MA GO	2.000%	10/1/39	1,450	1,035
Middleborough MA GO	2.000%	10/1/40	1,450	1,018
Middleborough MA GO	2.000%	10/1/41	1,450	995
Middleborough MA GO	2.250%	10/1/45	5,800	3,914
Middleborough MA GO	2.350%	10/1/49	5,050	3,340
Middleton MA GO	2.125%	12/15/42	2,635	1,820
Milford MA GO	2.250%	12/1/44	6,600	4,493
Milford MA GO	2.125%	12/1/48	6,200	3,867
Milford MA GO	2.500%	12/1/51	5,335	3,544
Millbury MA GO	4.000%	8/15/41	905	887
Millbury MA GO	4.000%	8/15/42	905	883
Millbury MA GO	4.000%	8/15/47	4,390	4,201
Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
Montague MA GO	2.375%	2/1/38	140	110
Nantucket MA GO	4.000%	7/15/34	1,045	1,080
Natick MA GO	4.000%	7/15/30	4,580	4,874
Natick MA GO	4.000%	7/15/31	4,760	5,046
Natick MA GO	4.000%	7/15/32	4,890	5,144
Needham MA GO	4.000%	8/1/30	1,170	1,260
Needham MA GO	3.000%	7/15/35	765	713
New Bedford MA GO	3.000%	3/1/34	335	314
New Bedford MA GO	3.000%	3/1/35	395	362
New Bedford MA GO	3.000%	3/1/37	235	210
New Bedford MA GO	2.250%	9/1/43	825	575
New Bedford MA GO	3.250%	3/1/44	885	753
Newton MA GO	3.000%	4/1/33	3,440	3,384
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	928
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	954
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	987

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,020
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,050
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,077
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,122
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,156
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,176
Norwood MA GO	5.000%	3/15/30	1,100	1,278
Norwood MA GO	4.000%	3/15/33	1,155	1,232
Norwood MA GO	3.000%	3/15/42	595	503
Orange MA GO	3.000%	6/1/36	400	358
Orange MA GO	3.000%	6/1/51	2,795	2,164
Peabody MA GO	3.500%	7/1/37	115	110
Plymouth MA GO	3.000%	5/1/32	1,625	1,600
Plymouth MA GO	3.000%	5/1/33	2,020	1,942
Quincy MA GO	5.000%	7/1/27	185	206
Quincy MA GO	5.000%	7/1/28	240	272
Quincy MA GO	5.000%	7/1/29	235	270
Quincy MA GO	5.000%	7/1/30	425	494
Quincy MA GO	4.000%	6/1/31	1,235	1,329
Quincy MA GO	5.000%	6/1/31	300	352
Quincy MA GO	5.000%	7/1/31	500	587
Quincy MA GO	4.000%	1/15/32	1,425	1,512
Quincy MA GO	3.000%	6/1/32	1,285	1,263
Quincy MA GO	5.000%	6/1/32	275	325
Quincy MA GO	5.000%	7/1/32	450	532
Quincy MA GO	3.000%	6/1/33	1,330	1,296
Quincy MA GO	5.000%	6/1/33	400	467
Quincy MA GO	5.000%	7/1/33	555	649
Quincy MA GO	3.000%	6/1/34	1,360	1,285
Quincy MA GO	5.000%	6/1/34	600	695
Quincy MA GO	3.000%	7/1/34	200	189
Quincy MA GO	5.000%	7/1/34	500	579
Quincy MA GO	5.000%	6/1/35	1,000	1,154
Quincy MA GO	5.000%	7/1/35	900	1,039
Quincy MA GO	5.000%	6/1/36	750	863
Quincy MA GO	5.000%	7/1/36	470	541
Quincy MA GO	4.000%	6/1/37	500	507
Quincy MA GO	2.000%	7/1/37	170	126
Quincy MA GO	5.000%	7/1/37	660	756
Quincy MA GO	4.000%	6/1/38	500	503
Quincy MA GO	5.000%	7/1/38	685	779
Quincy MA GO	4.000%	6/1/39	500	498
Quincy MA GO	5.000%	7/1/39	750	850
Quincy MA GO	4.000%	6/1/40	750	738
Quincy MA GO	5.000%	7/1/40	785	884
Quincy MA GO	4.000%	6/1/41	260	255
Quincy MA GO	5.000%	7/1/41	620	697
Quincy MA GO	4.000%	6/1/42	390	380
Quincy MA GO	5.000%	7/1/42	600	672
Quincy MA GO	2.000%	1/15/46	4,755	2,971
Quincy MA GO	2.000%	6/1/46	5,155	3,234
Quincy MA GO	5.000%	6/1/47	1,000	1,140
Quincy MA GO	5.000%	6/1/50	2,000	2,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quincy MA GO	4.000%	7/1/51	1,000	953
	Quincy MA GO	5.000%	7/1/51	1,500	1,659
	Randolph MA GO	3.375%	9/15/35	830	811
	Randolph MA GO	3.375%	9/15/36	785	755
	Rowley MA GO	3.500%	7/15/43	1,625	1,513
	Salem MA GO	3.000%	9/15/34	620	584
	Salem MA GO	3.000%	9/15/35	585	539
	Salem MA GO	3.000%	9/15/36	605	545
	Saugus MA GO	3.000%	9/15/31	930	927
	Saugus MA GO	3.000%	9/15/32	800	787
	Saugus MA GO	3.000%	9/15/33	980	938
	Saugus MA GO	3.000%	9/15/35	135	124
	Saugus MA GO	3.000%	9/15/36	1,500	1,350
	Sharon MA GO	4.000%	2/15/31	5,875	6,263
	Sharon MA GO	3.000%	2/15/32	2,040	2,007
	Somerville MA GO	4.000%	6/1/31	730	792
	Somerville MA GO	3.000%	6/1/32	1,050	1,033
	Somerville MA GO	3.000%	6/1/33	750	720
	Somerville MA GO	2.000%	6/1/40	1,755	1,228
	Springfield MA GO	5.000%	3/1/30	905	1,012
	Springfield MA GO	4.000%	3/1/31	1,250	1,315
	Springfield MA GO	4.000%	3/1/32	1,285	1,339
	Springfield MA GO	4.000%	3/1/39	965	974
	Springfield MA GO	4.000%	3/1/40	1,400	1,396
	Springfield MA GO	4.000%	3/1/41	2,080	2,046
	Springfield MA GO	4.000%	3/1/42	1,155	1,131
[5]	Springfield MA GO	3.500%	3/1/47	210	184
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	161
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	367
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	340
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	364
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	415
	Stoneham MA GO	2.500%	1/15/52	1,960	1,340
	Stoughton MA GO	4.000%	10/15/31	3,865	4,061
	Stoughton MA GO	3.000%	10/15/32	1,920	1,881
	Stoughton MA GO	3.000%	10/15/35	370	342
	Taunton MA GO	4.000%	8/15/31	915	969
	Taunton MA GO	4.000%	8/15/33	775	807
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,613
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,495
	Tisbury MA GO	5.000%	8/15/29	1,525	1,759
	Tisbury MA GO	5.000%	8/15/31	1,755	2,046
	Tisbury MA GO	5.000%	8/15/32	1,870	2,171
	Tisbury MA GO	5.000%	8/15/33	1,920	2,215
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/30	2,250	2,626
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	3,000	3,482
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	3,420	3,882
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	5,731
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,260
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	395
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,861
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,396
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,776
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,123
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,099
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,180	10,793
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	4,743
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	5,419
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,350	9,058
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,643
	Watertown MA GO	3.375%	4/15/42	100	92
	West Springfield MA GO	2.000%	5/15/37	840	624
	West Springfield MA GO	2.000%	5/15/38	840	612
	West Springfield MA GO	2.000%	5/15/39	835	597
	West Springfield MA GO	2.000%	5/15/40	835	587
	West Springfield MA GO	2.000%	5/15/41	835	577
	West Springfield MA GO	2.125%	5/15/42	705	490
	West Springfield MA GO	2.125%	5/15/43	705	479
	West Springfield MA GO	2.250%	5/15/46	2,115	1,416
	Weymouth MA GO	2.000%	9/15/40	505	351
	Weymouth MA GO	2.000%	9/15/45	2,355	1,498
	Weymouth MA GO	2.250%	9/15/50	5,000	3,185
	Worcester MA GO	5.000%	2/1/30	2,170	2,507
	Worcester MA GO	5.000%	2/1/31	1,195	1,374
	Worcester MA GO	3.000%	2/1/32	230	226
	Worcester MA GO	3.000%	2/1/33	2,155	2,106
[5]	Worcester MA GO	4.000%	2/1/33	4,900	5,161
	Worcester MA GO	2.250%	2/1/40	100	74
[5]	Worcester MA GO	2.000%	2/15/43	300	198
[5]	Worcester MA GO	2.500%	2/1/44	4,550	3,324
[5]	Worcester MA GO	2.000%	2/15/44	1,940	1,260
	Worcester MA GO	4.000%	6/1/44	535	519
	Worcester MA GO	4.000%	6/1/46	480	461
	Worcester MA GO	2.000%	2/1/48	3,140	1,941
	Worcester MA GO	2.000%	2/1/49	3,200	2,036
	Worcester MA GO	2.125%	2/1/50	3,325	2,071
	Worcester MA GO	4.000%	6/1/50	2,100	2,004
					2,391,169
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	278
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,020
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	772

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	309
				2,379
Puerto Rico (0.3%)
Commonwealth of Puerto Rico GO	5.250%	7/1/23	1,919	1,947
Commonwealth of Puerto Rico GO	5.625%	7/1/27	324	344
Commonwealth of Puerto Rico GO	5.625%	7/1/29	354	380
Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,138	1,246
Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	389
Commonwealth of Puerto Rico GO	4.000%	7/1/33	67	63
Commonwealth of Puerto Rico GO	4.000%	7/1/35	293	269
Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	73
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	279	261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	805
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,037
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,000	971
				8,353
Total Tax-Exempt Municipal Bonds (Cost $2,569,745)				2,401,901
Total Investments (99.6%) (Cost $2,569,745)				2,401,901
Other Assets and Liabilities—Net (0.4%)				9,462
Net Assets (100%)				2,411,363
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $64,805,000, representing 2.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at August 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.